Subsequent Events	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
Subsequent Events
26.	SUBSEQUENT EVENTS

In February 2013, the Group extended the payment terms of certain unsecured loans provided to Shanda and companies under common control of Shanda.

The unsecured loan receivable from a company under the common control of Shanda denominated in RMB in the amount of RMB115.0 million (Note 21) was extended. This loan carried an interest rate of 5.93% and was originally due in February 2013. The term of this loan was extended to February 2014 and the interest rate was revised to 5.43%.

Certain other loans receivable from Shanda denominated in USD in the aggregate amount of US$160.0 million (RMB1,005.7 million) (Note 21) were extended in February 2013. These loans carried an interest rate of 3% and were originally due in February 2013. The terms of these loans were subsequently extended to February 2014 and the interest rate remained at 3%.

In February 2013, the Group extended the terms of unsecured borrowings by the Group from companies under common control of Shanda. These loans were denominated in RMB with aggregate amount of RMB926.0 million (US$148.6 million) (Note 21) and were originally due in February 2013. The terms of these loans were subsequently extended to February 2014 and the interest rate remained unchanged at 3%.